Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 34.23%
FHLMC##	5.50%	10-1-2054	$5,368,161	$5,369,169
FNMA%%	5.50	7-15-2054	4,380,000	4,378,998
FNMA%%	6.00	7-15-2054	12,085,000	12,279,845
FNMA%%	6.50	7-15-2054	12,090,000	12,482,642
GNMA##	5.00	12-20-2054	1,880,637	1,848,479
GNMA##	5.50	12-20-2054	3,586,395	3,593,293
GNMA%%	6.00	7-15-2054	11,745,000	11,916,562
GNMA%%	6.50	7-15-2054	18,115,000	18,595,584
Total agency securities (Cost $70,006,341)				70,464,572
Asset-backed securities: 7.56%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	153,578
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,015,227
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	290,117
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	500,000	508,913
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	850,000	876,503
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	224,319
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	902,224	909,224
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	348,250	359,861
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	119,539	120,224
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	800,000	834,170
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	494,570
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	1,005,375	970,880
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	339,150	344,443
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.46	8-17-2042	1,000,000	989,371
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	270,000	263,578
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	183,368
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	563,597
PFS Financing Corp. Series 2022-D Class A144A##	4.27	8-15-2027	1,120,000	1,119,398
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	494,353
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	498,750	489,445
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,008,256
Subway Funding LLC Series 2024-3A Class A23144A##	5.91	7-30-2054	1,094,500	1,082,618
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	101,992
Taco Bell Funding LLC Series 2018-1A Class A2II144A##	4.94	11-25-2048	1,095,375	1,098,109
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	33,333	33,337
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	287,935
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	429,420
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	300,000	313,637
Total asset-backed securities (Cost $15,501,340)				15,560,443
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 24.26%
Basic materials: 0.66%
Chemicals: 0.28%
Celanese U.S. Holdings LLC	6.63%	7-15-2032	$40,000	$41,935
LYB International Finance III LLC	5.50	3-1-2034	360,000	359,323
LYB International Finance III LLC	6.15	5-15-2035	165,000	171,255
				572,513
Iron/steel: 0.35%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	85,000	72,708
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	385,000	362,925
Nucor Corp.	5.10	6-1-2035	285,000	285,889
				721,522
Mining: 0.03%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	55,000	53,813
Communications: 3.26%
Advertising: 0.17%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	219,000	229,473
Lamar Media Corp.	4.00	2-15-2030	70,000	66,871
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,775
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	50,000	52,936
				354,055
Internet: 0.78%
Arches Buyer, Inc.144A	6.13	12-1-2028	250,000	229,928
Booking Holdings, Inc.	4.13	5-12-2033	635,000	779,950
Cablevision Lightpath LLC144A	5.63	9-15-2028	203,000	196,109
Match Group Holdings II LLC144A	4.13	8-1-2030	145,000	135,602
MercadoLibre, Inc.	3.13	1-14-2031	305,000	274,274
				1,615,863
Media: 1.82%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	721,000	641,825
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	70,000	48,042
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	290,000	203,344
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	315,000	329,787
Comcast Corp.	6.05	5-15-2055	110,000	112,321
CSC Holdings LLC144A	5.50	4-15-2027	186,000	177,583
CSC Holdings LLC144A	11.25	5-15-2028	350,000	348,683
DISH Network Corp.144A	11.75	11-15-2027	234,000	241,213
News Corp.144A	3.88	5-15-2029	380,000	363,561
News Corp.144A	5.13	2-15-2032	340,000	332,723
See accompanying notes to portfolio of investments
2 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Nexstar Media, Inc.144A	5.63%	7-15-2027	$140,000	$139,673
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	565,000	531,804
Sirius XM Radio LLC144A	4.00	7-15-2028	60,000	57,625
Time Warner Cable LLC	5.50	9-1-2041	235,000	213,678
				3,741,862
Telecommunications: 0.49%
AT&T, Inc.	3.55	9-15-2055	295,000	199,051
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	483,562	441,313
Level 3 Financing, Inc.144A	3.75	7-15-2029	54,000	45,428
Level 3 Financing, Inc.144A	4.50	4-1-2030	114,000	103,170
Level 3 Financing, Inc.144A	10.75	12-15-2030	187,000	212,011
				1,000,973
Consumer, cyclical: 3.25%
Airlines: 0.38%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	482,037	469,742
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	172,000	172,226
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	78,108	77,999
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	53,662	54,757
				774,724
Apparel: 0.42%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥%%	10.00	7-15-2033	625,000	647,822
Crocs, Inc.144A	4.13	8-15-2031	235,000	211,620
				859,442
Auto manufacturers: 0.12%
Ford Motor Co.	3.25	2-12-2032	115,000	96,957
Ford Motor Co.	6.10	8-19-2032	160,000	159,775
				256,732
Auto parts & equipment: 0.02%
Adient Global Holdings Ltd.144A	7.00	4-15-2028	45,000	46,375
Entertainment: 0.32%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	50,000	51,572
Warnermedia Holdings, Inc.	4.28	3-15-2032	73,000	54,294
Warnermedia Holdings, Inc.%%	4.28	3-15-2032	445,000	374,356
Warnermedia Holdings, Inc.%%	5.14	3-15-2052	279,000	172,282
				652,504
Home builders: 0.02%
LGI Homes, Inc.144A	8.75	12-15-2028	38,000	39,502
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	60,000	60,527
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.03%
Newell Brands, Inc.	6.38%	5-15-2030	$70,000	$68,098
Leisure time: 0.28%
Sabre Global, Inc.144A	10.75	11-15-2029	565,000	580,564
Lodging: 0.50%
Las Vegas Sands Corp.	6.00	6-14-2030	415,000	428,144
Las Vegas Sands Corp.	6.20	8-15-2034	580,000	592,454
				1,020,598
Retail: 0.85%
FirstCash, Inc.144A	6.88	3-1-2032	425,000	439,787
Kohl’s Corp.	5.13	5-1-2031	386,000	277,097
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	308,000	293,639
Michaels Cos., Inc.144A	7.88	5-1-2029	253,000	165,715
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	200,000	195,030
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	200,000	194,349
Saks Global Enterprises LLC144A	11.00	12-15-2029	370,000	138,750
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	50,000	51,330
				1,755,697
Toys/games/hobbies: 0.28%
Hasbro, Inc.	6.05	5-14-2034	310,000	319,702
Mattel, Inc.144A	5.88	12-15-2027	250,000	250,606
				570,308
Consumer, non-cyclical: 2.85%
Agriculture: 0.35%
BAT Capital Corp.	5.63	8-15-2035	425,000	432,468
BAT Capital Corp.	6.25	8-15-2055	285,000	288,654
				721,122
Biotechnology: 0.11%
Biogen, Inc.	6.45	5-15-2055	220,000	226,559
Commercial services: 1.29%
Ashtead Capital, Inc.144A	5.55	5-30-2033	390,000	393,871
Block, Inc.	3.50	6-1-2031	70,000	64,209
CoreCivic, Inc.	8.25	4-15-2029	180,000	190,846
GEO Group, Inc.	8.63	4-15-2029	277,000	293,268
GEO Group, Inc.	10.25	4-15-2031	130,000	142,579
Global Payments, Inc.	4.88	3-17-2031	735,000	908,997
Global Payments, Inc.	5.95	8-15-2052	75,000	72,098
Hertz Corp.144A	12.63	7-15-2029	385,000	402,617
Service Corp. International	5.75	10-15-2032	70,000	70,714
United Rentals North America, Inc.	3.88	2-15-2031	35,000	32,912
Upbound Group, Inc.144A	6.38	2-15-2029	85,000	84,086
				2,656,197
See accompanying notes to portfolio of investments
4 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.02%
U.S. Foods, Inc.144A	5.75%	4-15-2033	$45,000	$44,953
Healthcare-services: 0.69%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	258,000	273,446
DaVita, Inc.144A	6.88	9-1-2032	170,000	176,150
Highmark, Inc.144A	2.55	5-10-2031	235,000	201,509
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	104,000	102,814
Radiology Partners, Inc.144A	8.50	7-15-2032	215,000	215,501
Star Parent, Inc.144A	9.00	10-1-2030	319,000	335,530
Tenet Healthcare Corp.	6.75	5-15-2031	55,000	56,902
UnitedHealth Group, Inc.	5.95	6-15-2055	65,000	66,012
				1,427,864
Household products/wares: 0.06%
Central Garden & Pet Co.	4.13	10-15-2030	119,000	112,335
Pharmaceuticals: 0.33%
AbbVie, Inc.	5.60	3-15-2055	295,000	295,105
Viatris, Inc.	3.85	6-22-2040	525,000	387,761
				682,866
Energy: 3.04%
Energy-alternate sources: 0.10%
TerraForm Power Operating LLC144A	4.75	1-15-2030	205,000	196,265
Oil & gas: 1.23%
APA Corp.144A	5.25	2-1-2042	112,000	89,590
BP Capital Markets America, Inc.	5.23	11-17-2034	520,000	529,075
California Resources Corp.144A	8.25	6-15-2029	179,000	183,739
ConocoPhillips Co.	5.50	1-15-2055	415,000	393,760
ConocoPhillips Co.	5.65	1-15-2065	75,000	71,346
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	117,000	120,218
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	103,000	113,749
Expand Energy Corp.	5.38	3-15-2030	155,000	155,435
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	251,000	242,059
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	10,000	10,376
Nabors Industries, Inc.144A	8.88	8-15-2031	185,000	137,419
Nabors Industries, Inc.144A	9.13	1-31-2030	258,000	247,036
Occidental Petroleum Corp.	6.13	1-1-2031	240,000	248,453
				2,542,255
Oil & gas services: 0.30%
Bristow Group, Inc.144A	6.88	3-1-2028	213,000	214,066
Oceaneering International, Inc.	6.00	2-1-2028	177,000	178,459
Schlumberger Holdings Corp.144A	4.85	5-15-2033	235,000	230,836
				623,361
Pipelines: 1.41%
Buckeye Partners LP	5.85	11-15-2043	40,000	35,254
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Cheniere Energy Partners LP144A%%	5.55%	10-30-2035	$170,000	$171,337
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	295,000	320,101
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	83,000	88,302
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	185,000	185,827
Hess Midstream Operations LP144A	5.50	10-15-2030	50,000	50,221
Kinetik Holdings LP144A	5.88	6-15-2030	77,000	77,653
Prairie Acquiror LP144A	9.00	8-1-2029	470,000	489,560
Rockies Express Pipeline LLC144A	6.88	4-15-2040	125,000	125,218
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	335,000	336,081
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	357,000	350,294
Venture Global LNG, Inc.144A	8.38	6-1-2031	178,000	184,877
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	496,000	482,211
				2,896,936
Financial: 6.27%
Banks: 2.42%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	220,000	220,002
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	495,000	494,854
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	220,000	221,470
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	190,000	196,774
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	325,000	319,905
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	300,000	300,668
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	335,000	336,476
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	810,000	722,920
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	470,000	459,298
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	80,000	89,233
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	475,000	493,133
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	360,000	378,149
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	685,000	748,726
				4,981,608
Diversified financial services: 0.79%
Aircastle Ltd.144A	5.95	2-15-2029	205,000	211,779
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	400,000	403,296
Citadel LP144A	6.38	1-23-2032	255,000	266,277
Computershare U.S., Inc.	1.13	10-7-2031	415,000	427,592
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	100,000	105,216
PRA Group, Inc.144A	5.00	10-1-2029	170,000	156,670
United Wholesale Mortgage LLC144A	5.50	4-15-2029	65,000	63,093
				1,633,923
See accompanying notes to portfolio of investments
6 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 1.38%
AssuredPartners, Inc.144A	5.63%	1-15-2029	$47,000	$46,875
BroadStreet Partners, Inc.144A	5.88	4-15-2029	268,000	264,853
Brown & Brown, Inc.	4.90	6-23-2030	160,000	161,489
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	160,000	132,828
Jackson Financial, Inc.	4.00	11-23-2051	350,000	237,621
MetLife, Inc.	6.40	12-15-2036	450,000	471,226
New York Life Insurance Co.144A	5.88	5-15-2033	280,000	293,262
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	305,000	318,499
Omnis Funding Trust144A	6.72	5-15-2055	490,000	507,775
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	45,000	42,341
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	85,000	77,531
RGA Global Funding144A	5.05	12-6-2031	285,000	285,619
				2,839,919
Investment Companies: 0.47%
Ares Capital Corp. BDC	2.88	6-15-2028	130,000	122,503
Ares Capital Corp. BDC	5.50	9-1-2030	250,000	249,224
Blue Owl Capital Corp. BDC	2.63	1-15-2027	355,000	342,858
Golub Capital Private Credit Fund BDC	5.88	5-1-2030	245,000	244,704
				959,289
REITs: 1.21%
Brandywine Operating Partnership LP	8.30	3-15-2028	346,000	370,972
Brandywine Operating Partnership LP	8.88	4-12-2029	55,000	59,547
EPR Properties	3.75	8-15-2029	205,000	195,193
Essential Properties LP	2.95	7-15-2031	265,000	235,667
Iron Mountain, Inc.144A	4.50	2-15-2031	190,000	181,030
Iron Mountain, Inc.144A	5.25	3-15-2028	50,000	49,781
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	432,000	451,738
Piedmont Operating Partnership LP	9.25	7-20-2028	150,000	167,076
Realty Income Corp.	5.13	7-6-2034	415,000	533,780
Starwood Property Trust, Inc.144A	6.50	7-1-2030	50,000	51,643
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	240,000	195,233
				2,491,660
Industrial: 1.16%
Aerospace/defense: 0.35%
Boeing Co.	6.86	5-1-2054	585,000	640,409
TransDigm, Inc.144A	6.63	3-1-2032	70,000	72,477
				712,886
Building materials: 0.25%
Builders FirstSource, Inc.144A	6.38	3-1-2034	70,000	71,335
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	360,000	331,996
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials(continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63%	12-15-2030	$60,000	$61,330
Standard Industries, Inc.144A	5.00	2-15-2027	50,000	49,887
				514,548
Electrical components & equipment: 0.05%
WESCO Distribution, Inc.144A	6.63	3-15-2032	100,000	103,917
Engineering & construction: 0.17%
MasTec, Inc.144A	4.50	8-15-2028	350,000	345,284
Environmental control: 0.03%
Clean Harbors, Inc.144A	6.38	2-1-2031	60,000	61,472
Machinery-diversified: 0.02%
Chart Industries, Inc.144A	7.50	1-1-2030	50,000	52,346
Packaging & containers: 0.26%
Ball Corp.	2.88	8-15-2030	55,000	49,582
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	480,000	490,955
				540,537
Transportation: 0.03%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	55,000	56,121
Technology: 1.84%
Computers: 0.46%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	200,000	202,978
Insight Enterprises, Inc.144A	6.63	5-15-2032	45,000	46,356
Kyndryl Holdings, Inc.	4.10	10-15-2041	310,000	246,887
NetApp, Inc.	5.70	3-17-2035	385,000	395,381
Seagate HDD Cayman	9.63	12-1-2032	50,000	56,364
				947,966
Semiconductors: 0.75%
Entegris, Inc.144A	4.75	4-15-2029	130,000	128,558
Entegris, Inc.144A	5.95	6-15-2030	70,000	71,113
Foundry JV Holdco LLC144A	5.88	1-25-2034	200,000	203,226
Foundry JV Holdco LLC144A	6.20	1-25-2037	385,000	400,741
Intel Corp.	2.80	8-12-2041	270,000	181,447
Intel Corp.	3.25	11-15-2049	90,000	57,002
Micron Technology, Inc.	6.05	11-1-2035	480,000	502,351
				1,544,438
Software: 0.63%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	654,000	643,710
Cloud Software Group, Inc.144A	8.25	6-30-2032	443,000	471,453
Cloud Software Group, Inc.144A	9.00	9-30-2029	182,000	188,648
				1,303,811
See accompanying notes to portfolio of investments
8 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.93%
Electric: 1.93%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60%	1-15-2055		$45,000	$46,332
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		130,000	131,933
Duke Energy Corp.	3.10	6-15-2028		245,000	290,595
Duke Energy Corp.	3.85	6-15-2034		300,000	350,645
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		240,000	248,451
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		125,000	126,904
Niagara Mohawk Power Corp.144A%%	6.00	7-3-2055		375,000	375,000
Oglethorpe Power Corp.	4.25	4-1-2046		145,000	112,425
PG&E Corp.	5.25	7-1-2030		65,000	61,922
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		605,000	572,947
PSEG Power LLC144A	5.75	5-15-2035		395,000	406,795
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		325,000	314,382
Southern California Edison Co.	5.90	3-1-2055		395,000	361,173
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		105,000	104,393
Vistra Operations Co. LLC144A	3.70	1-30-2027		400,000	394,792
Vistra Operations Co. LLC144A	7.75	10-15-2031		65,000	69,085
					3,967,774
Total corporate bonds and notes (Cost $49,141,975)					49,933,884
Foreign corporate bonds and notes: 13.42%
Basic materials: 0.14%
Mining: 0.14%
Anglo American Capital PLC	4.75	9-21-2032	EUR	240,000	299,879
Communications: 3.40%
Internet: 0.30%
United Group BV144A	6.50	10-31-2031	EUR	525,000	624,840
Media: 0.17%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	420,000	339,391
Telecommunications: 2.93%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	265,000	389,798
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	440,403
Eutelsat SA	1.50	10-13-2028	EUR	300,000	321,331
Fibercop SpA	1.63	1-18-2029	EUR	390,000	420,009
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	733,510
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	588,491
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	100,000	114,032
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	280,087
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	725,257
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	252,317
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	585,446
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00%	8-27-2080	EUR	320,000	$357,569
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00	8-30-2086	GBP	150,000	223,460
Zegona Finance PLC144A	6.75	7-15-2029	EUR	485,000	607,013
					6,038,723
Consumer, cyclical: 2.24%
Entertainment: 1.09%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	395,000	468,199
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	477,000	590,116
Motion Finco Sarl	7.38	6-15-2030	EUR	450,000	497,080
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	687,462
					2,242,857
Leisure time: 0.68%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	200,000	290,178
TUI AG	5.88	3-15-2029	EUR	650,000	794,380
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	265,000	313,929
					1,398,487
Lodging: 0.31%
Essendi SA	6.38	10-15-2029	EUR	515,000	636,201
Toys/games/hobbies: 0.16%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	328,648
Consumer, non-cyclical: 2.26%
Agriculture: 0.30%
BAT International Finance PLC	2.25	1-16-2030	EUR	550,000	626,400
Commercial services: 0.93%
Amber Finco PLC	6.63	7-15-2029	EUR	380,000	468,346
Nexi SpA	2.13	4-30-2029	EUR	250,000	280,357
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	450,000	554,446
Verisure Holding AB	5.50	5-15-2030	EUR	250,000	305,544
Worldline SA	4.13	9-12-2028	EUR	300,000	310,487
					1,919,180
Food: 0.64%
Iceland Bondco PLC	4.38	5-15-2028	GBP	500,000	637,887
Market Bidco Finco PLC	5.50	11-4-2027	GBP	500,000	672,619
					1,310,506
Healthcare-services: 0.39%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	150,000	190,034
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	490,000	616,130
					806,164
See accompanying notes to portfolio of investments
10 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 0.87%
Oil & gas: 0.57%
Aker BP ASA	1.13%	5-12-2029	EUR	450,000	$492,331
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	129,280
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	552,999
					1,174,610
Oil & gas services: 0.30%
OEG Finance PLC	7.25	9-27-2029	EUR	500,000	615,257
Financial: 2.60%
Banks: 1.67%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	600,000	704,297
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	736,010
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	505,077
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	502,550
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	260,940
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	221,329
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	505,717
					3,435,920
Insurance: 0.50%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	440,000	554,528
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	469,932
					1,024,460
Real estate: 0.43%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	265,000	312,157
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	576,121
					888,278
Government securities: 0.29%
Multi-national: 0.29%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	591,144
Industrial: 0.12%
Machinery-diversified: 0.12%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	7.53	7-15-2029	EUR	200,000	238,542
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 0.40%
Computers: 0.40%
Almaviva-The Italian Innovation Co. SpA144A	5.00%	10-30-2030	EUR	265,000	$313,331
Teleperformance SE	5.75	11-22-2031	EUR	400,000	507,315
					820,646
Utilities: 1.10%
Electric: 0.50%
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	286,646
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	600,000	745,200
					1,031,846
Gas: 0.34%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	705,880
Water: 0.26%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	435,000	530,805
Total foreign corporate bonds and notes (Cost $24,814,091)					27,628,664
Foreign government bonds: 9.92%
Brazil: 1.69%
Brazil##	10.00	1-1-2027	BRL	21,000,000	3,486,259
Colombia: 1.03%
Colombia TES##	7.75	9-18-2030	COP	10,000,000,000	2,113,988
France: 2.48%
French Republic OAT144A##	2.70	2-25-2031	EUR	4,325,000	5,099,646
Indonesia: 1.04%
Indonesia##	6.88	4-15-2029	IDR	34,000,000,000	2,133,691
South Africa: 0.74%
Republic of South Africa##	8.00	1-31-2030	ZAR	27,595,000	1,532,887
United Kingdom: 2.94%
U.K. Gilts##	4.38	3-7-2030	GBP	2,000,000	2,794,162
U.K. Gilts##	4.50	3-7-2035	GBP	2,380,000	3,268,348
					6,062,510
Total foreign government bonds (Cost $19,961,954)					20,428,981

	Shares
Investment companies: 1.75%
Exchange-traded funds: 1.75%
SPDR Portfolio High Yield Bond ETF	151,214	3,598,893
Total investment companies (Cost $3,566,684)		3,598,893
See accompanying notes to portfolio of investments
12 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 1.16%
Communications: 0.16%
Media: 0.01%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54%	8-2-2027	$18,726	$18,778
Telecommunications: 0.15%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	12-17-2029	200,000	202,188
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	99,746	98,390
				300,578
Consumer, cyclical: 0.59%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	45,000	45,075
Auto parts & equipment: 0.10%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54	3-30-2027	223,807	211,064
Entertainment: 0.26%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	532,325	531,659
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.08	10-30-2029	162,912	162,776
Retail: 0.13%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	285,000	261,921
Financial: 0.11%
Insurance: 0.11%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	245,000	233,669
Industrial: 0.23%
Building materials: 0.23%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	11-23-2027	482,054	479,847
Technology: 0.07%
Software: 0.07%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58	11-28-2028	134,187	134,444
Total loans (Cost $2,405,315)				2,379,811
Non-agency mortgage-backed securities: 4.95%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	456,144	457,943
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	557,681	489,724
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	500,000	522,488
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	250,000	233,855
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	752,525	752,605
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.00	11-15-2028	1,000,000	1,000,000
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.32%	10-15-2036	$680,000	$678,725
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	386,399	374,408
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.91	12-15-2039	360,000	359,100
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,010,375
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	358,648
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	246,090
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036	360,000	349,895
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	230,370	231,352
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±##	5.65	1-25-2045	1,025,170	1,031,260
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	500,000	511,493
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	371,087
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	300,000	235,997
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	966,394
Total non-agency mortgage-backed securities (Cost $10,140,942)				10,181,439
U.S. Treasury securities: 15.56%
U.S. Treasury Bonds##	4.63	11-15-2044	145,000	141,942
U.S. Treasury Bonds##	4.63	2-15-2055	6,190,000	6,025,578
U.S. Treasury Bonds##	4.75	2-15-2045	60,000	59,681
U.S. Treasury Notes##	3.88	3-15-2028	685,000	688,291
U.S. Treasury Notes##	3.88	4-30-2030	7,935,000	7,965,996
U.S. Treasury Notes##	4.00	5-31-2030	2,715,000	2,741,302
U.S. Treasury Notes##	4.25	1-15-2028	140,000	141,810
U.S. Treasury Notes##	4.25	5-15-2035	12,285,000	12,304,195
U.S. Treasury Notes##	4.63	2-15-2035	1,905,000	1,965,424
Total U.S. Treasury securities (Cost $31,638,846)				32,034,219
Yankee corporate bonds and notes: 10.91%
Basic materials: 0.45%
Chemicals: 0.27%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	430,000	340,653
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	215,000	222,637
				563,290
Mining: 0.18%
Rio Tinto Finance USA PLC	5.88	3-14-2065	365,000	366,562
See accompanying notes to portfolio of investments
14 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.41%
Media: 0.04%
Virgin Media Secured Finance PLC144A	4.50%	8-15-2030	$90,000	$83,645
Telecommunications: 0.37%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	547,000	554,441
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	195,000	196,305
				750,746
Consumer, cyclical: 0.55%
Leisure time: 0.55%
Carnival Corp.144A	6.13	2-15-2033	260,000	266,020
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	95,000	95,580
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	755,000	769,554
				1,131,154
Consumer, non-cyclical: 0.84%
Beverages: 0.30%
Coca-Cola Icecek AS144A	4.50	1-20-2029	635,000	617,292
Cosmetics/Personal Care: 0.03%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	65,000	65,624
Pharmaceuticals: 0.51%
1261229 BC Ltd.144A	10.00	4-15-2032	730,000	736,402
Bausch Health Cos., Inc.144A	11.00	9-30-2028	200,000	198,000
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	95,000	107,574
				1,041,976
Energy: 1.25%
Oil & gas: 0.89%
Aker BP ASA144A	5.13	10-1-2034	210,000	201,627
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	178,049	162,610
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	790,000	781,813
Eni SpA144A	5.95	5-15-2054	505,000	488,557
TotalEnergies Capital SA	5.43	9-10-2064	215,000	201,143
				1,835,750
Pipelines: 0.36%
Enbridge, Inc.	5.95	4-5-2054	235,000	232,578
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	370,000	368,965
Northriver Midstream Finance LP144A	6.75	7-15-2032	45,000	46,603
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	85,000	88,243
				736,389
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 6.01%
Banks: 4.14%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32%	5-15-2031	$200,000	$203,508
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	195,000	193,928
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	695,000	703,952
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	410,000	387,981
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	210,283
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	575,000	587,355
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	665,000	679,688
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	535,000	525,763
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	230,000	241,908
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	460,000	451,695
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	345,000	349,313
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	900,000	896,810
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	201,060
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	465,000	478,166
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	1,080,000	954,348
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	325,000	324,466
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	675,000	701,119
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	240,000	233,435
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	200,000	200,878
				8,525,656
Diversified financial services: 1.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	630,000	654,689
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	210,000	199,287
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	475,000	488,953
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	375,000	384,417
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	195,000	203,571
Marex Group PLC	5.83	5-8-2028	540,000	546,996
				2,477,913
See accompanying notes to portfolio of investments
16 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.67%
Aspen Insurance Holdings Ltd.	5.75%	7-1-2030	$150,000	$152,479
Intact Financial Corp.144A	5.46	9-22-2032	705,000	721,849
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	485,000	498,301
				1,372,629
Government securities: 0.13%
Multi-national: 0.13%
African Export-Import Bank144A	3.80	5-17-2031	305,000	263,410
Industrial: 0.57%
Electronics: 0.02%
Sensata Technologies BV144A	5.88	9-1-2030	50,000	50,067
Engineering & construction: 0.03%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	50,000	53,233
Machinery-diversified: 0.13%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	269,000	269,279
Packaging & containers: 0.29%
Trivium Packaging Finance BV144A	12.25	1-15-2031	565,000	605,643
Trucking & leasing: 0.10%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	200,000	204,459
Utilities: 0.70%
Electric: 0.70%
Comision Federal de Electricidad144A	3.35	2-9-2031	380,000	334,739
Comision Federal de Electricidad144A	3.88	7-26-2033	760,000	646,322
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	455,000	457,854
				1,438,915
Total yankee corporate bonds and notes (Cost $22,151,732)				22,453,632
Yankee government bonds: 2.58%
Argentina: 0.26%
Argentinaøø##	4.13	7-9-2035	275,000	184,998
Provincia de Cordoba144Aøø##	6.88	12-10-2025	25,000	25,063
Provincia de Cordoba144Aøø##	6.88	2-1-2029	355,000	334,587
				544,648
Benin: 0.16%
Benin144A##	7.96	2-13-2038	350,000	331,588
Colombia: 0.34%
Colombia##	7.50	2-2-2034	350,000	347,836
Colombia##	8.00	11-14-2035	345,000	346,480
				694,316
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 17

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Dominican Republic: 0.39%
Dominican Republic144A##	4.50%	1-30-2030	$160,000	$151,712
Dominican Republic144A##	4.88	9-23-2032	175,000	161,411
Dominican Republic144A##	5.50	2-22-2029	215,000	213,839
Dominican Republic144A##	7.05	2-3-2031	260,000	272,402
				799,364
Israel: 0.18%
Israel##	5.75	3-12-2054	395,000	365,582
Ivory Coast: 0.09%
Ivory Coast144A##	8.25	1-30-2037	200,000	192,642
Mexico: 0.28%
Mexico##	6.35	2-9-2035	560,000	571,956
Panama: 0.53%
Panama##	2.25	9-29-2032	745,000	568,040
Panama##	4.50	1-19-2063	830,000	533,167
				1,101,207
Peru: 0.35%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	695,000	716,559
Total yankee government bonds (Cost $5,227,375)				5,317,862

	Yield	Shares
Short-term investments: 5.09%
Investment companies: 2.66%
Allspring Government Money Market Fund Select Class♠∞##	4.26	5,491,332	5,491,332

				Principal
U.S. Treasury securities: 2.43%
U.S. Treasury Bills☼		2.81	7-3-2025	$5,000,000	4,998,836
Total short-term investments (Cost $10,490,161)					10,490,168
Total investments in securities (Cost $265,046,756)	131.39%				270,472,568
Other assets and liabilities, net	(31.39)				(64,625,028)
Total net assets	100.00%				$205,847,540

See accompanying notes to portfolio of investments
18 | Allspring Income Plus ETF

Portfolio of investments—June 30, 2025 (unaudited)

##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$211,540,666	$(206,049,334)	$0	$0	$5,491,332	5,491,332	$280,596
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	871,173	BRL	4,900,000	Morgan Stanley, Inc.	9-30-2025	$0	$(10,617)
USD	2,872,635	BRL	16,185,000	Morgan Stanley, Inc.	9-30-2025	0	(39,972)
USD	32,213,167	EUR	27,820,000	Morgan Stanley, Inc.	9-30-2025	0	(751,935)
EUR	220,000	USD	256,569	Morgan Stanley, Inc.	9-30-2025	4,118	0
USD	9,007,052	GBP	6,676,000	Morgan Stanley, Inc.	9-30-2025	0	(162,094)
JPY	145,000,000	USD	1,007,494	Morgan Stanley, Inc.	9-30-2025	9,588	0
JPY	15,000,000	USD	104,202	Morgan Stanley, Inc.	9-30-2025	1,013	0
JPY	149,000,000	USD	1,028,785	Morgan Stanley, Inc.	9-30-2025	16,356	0
USD	1,464,986	ZAR	26,400,000	Morgan Stanley, Inc.	9-30-2025	0	(16,539)
						$31,075	$(981,157)
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 19

Portfolio of investments—June 30, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	123	9-30-2025	$25,493,502	$25,586,883	$93,381	$0
5-Year U.S. Treasury Notes	32	9-30-2025	3,478,619	3,488,000	9,381	0
Short
10-Year Euro BUND Index	(73)	9-8-2025	(11,270,641)	(11,191,650)	78,991	0
5-Year Euro-BOBL Futures	(66)	9-8-2025	(9,186,987)	(9,149,001)	37,986	0
Ultra 10-Year U.S. Treasury Notes	(161)	9-19-2025	(18,088,344)	(18,396,766)	0	(308,422)
					$219,739	$(308,422)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	225,000	$17,462	$6,945	$10,517	$0
Markit CDX.NA.HY.S43	5.00	Quarterly	12-20-2029	USD	1,720,000	127,096	124,964	2,132	0
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	863,336	92,530	71,918	20,612	0
								$33,261	$0
See accompanying notes to portfolio of investments
20 | Allspring Income Plus ETF

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Income Plus ETF | 21

Notes to portfolio of investments—June 30, 2025 (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
22 | Allspring Income Plus ETF

Notes to portfolio of investments—June 30, 2025 (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$70,464,572	$0	$70,464,572
Asset-backed securities	0	15,560,443	0	15,560,443
Corporate bonds and notes	0	49,933,884	0	49,933,884
Foreign corporate bonds and notes	0	27,628,664	0	27,628,664
Foreign government bonds	0	20,428,981	0	20,428,981
Investment companies	3,598,893	0	0	3,598,893
Loans	0	2,379,811	0	2,379,811
Non-agency mortgage-backed securities	0	10,181,439	0	10,181,439
U.S. Treasury securities	32,034,219	0	0	32,034,219
Yankee corporate bonds and notes	0	22,453,632	0	22,453,632
Yankee government bonds	0	5,317,862	0	5,317,862
Short-term investments
Investment companies	5,491,332	0	0	5,491,332
U.S. Treasury securities	4,998,836	0	0	4,998,836
	46,123,280	224,349,288	0	270,472,568
Forward foreign currency contracts	0	31,075	0	31,075
Futures contracts	219,739	0	0	219,739
Swap contracts	0	33,261	0	33,261
Total assets	$46,343,019	$224,413,624	$0	$270,756,643
Liabilities
Forward foreign currency contracts	$0	$981,157	$0	$981,157
Futures contracts	308,422	0	0	308,422
Total liabilities	$308,422	$981,157	$0	$1,289,579
Allspring Income Plus ETF | 23

Notes to portfolio of investments—June 30, 2025 (unaudited)
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $829,000  was segregated as cash collateral for these open futures contracts and $187,845  was segregated as cash collateral for swap contracts. The Fund also had $3,030,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
24 | Allspring Income Plus ETF